Short-Term Loans (Details) ¥ in Millions		1 Months Ended		6 Months Ended
	Sep. 03, 2021	Nov. 19, 2022 CNY (¥)	Nov. 19, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)
Short-Term Loans (Details) [Line Items]
Fixed interest rate percentage			5.655%
Line of credit agreement, description	(2)On September 3, 2021, Xinyi REIT entered into a new line of credit agreement with Bank of Jiangsu. The agreement allows Xinyi REIT to obtain loans up to RMB5 million for use as working capital between September 3, 2021 and August 26, 2022. The Company signed a bank loan agreement with Bank of Jiangsu to borrow $0.8 million (RMB5 million) on September 3, 2021 for a year with a monthly interest rate of 4.55%. The loan is guaranteed by Mr. Huizhen Hou and Mr. Dapeng Zhou. Meanwhile, Xinyi REIT also pledged land use right of 74,254.61 square meters with carrying value of RMB 9.9 million (approximately $1.9 million) as collateral to safeguard the loan.
Interest expense on all short-term bank loans				$ 71,301	$ 188,317
Hunyuan Rural Credit Cooperative Association [Member]
Short-Term Loans (Details) [Line Items]
Short term borrow						$ 800,000	¥ 5
Working capital loan term						1 year	1 year
Fixed interest rate percentage						7.359%	7.359%
Beijing REIT [Member]
Short-Term Loans (Details) [Line Items]
Working capital loan term			1 year
Loan amount		¥ 5	$ 800,000